SHAREHOLDERS' DEFICIT (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Preference shares, shares authorized	5,000,000	5,000,000	5,000,000
Preference shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares issued	0	0	0
Preference shares, shares outstanding	0	0	0
Visiox Pharmaceuticals, Inc. [Member]
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000	100,000,000
Common shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares issued	0	0
Ordinary shares, shares outstanding	0	0
Common stock voting rights		Each Common Unit is entitled to one vote per unit
Capital stock shares authorized	160,000,000
Common units, shares authorized	0	20,000,000	20,000,000
Convertible preferred units, shares authorized	0	10,000,000	10,000,000
Conversion price		$ 2.1569
Preferred stock voting rights	As of September 30, 2023, TardiMed holds 618,325 shares of convertible Series A Preferred Stock, and 10,000,000 shares of convertible Series B Preferred Stock, which represent 33% and 93% or an aggregate 75% of the total voting power of the Company, after factoring in the effects of dilution.	The Convertible Preferred Units are not entitled to a vote
Cumulative dividends percentage		8.00%
Dividend payable		$ 162,558	$ 3,507
Visiox Pharmaceuticals, Inc. [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares)		3,592,865	3,592,865
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	7,187,500	0	0
Ordinary shares, shares outstanding	7,187,500	0	0
Common Class A Not Subject To Redemption [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued	7,187,500	0
Ordinary shares, shares outstanding	7,187,500	0
Class A Ordinary Shares Subject To Possible Redemption [Member]
Class of Stock [Line Items]
Ordinary shares subject to possible redemption, shares issued	1,803,729	28,750,000
Ordinary shares subject to possible redemption, shares outstanding	1,803,729	28,750,000	28,750,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	0	7,187,500	7,187,500
Ordinary shares, shares outstanding	0	7,187,500	7,187,500
Common stock voting rights	one vote	one vote
Ratio to be applied to the stock in the conversion	20.00%	20.00%
Convertible Preferred Stock Series A [Member] | Visiox Pharmaceuticals, Inc. [Member]
Class of Stock [Line Items]
Preference shares, shares authorized	20,000,000	0
Preference shares, par value	$ 0.001	$ 0.001
Preference shares, shares issued	1,931,287	0
Preference shares, shares outstanding	1,931,287	0
Convertible Preferred Stock Series B [Member] | Visiox Pharmaceuticals, Inc. [Member]
Class of Stock [Line Items]
Preference shares, shares authorized	20,000,000	0
Preference shares, par value	$ 0.001	$ 0.001
Preference shares, shares issued	10,935,077	0
Preference shares, shares outstanding	10,935,077	0
Convertible Preferred Stock Series B [Member] | Visiox Pharmaceuticals, Inc. [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Preference shares, shares authorized	20,000,000
Preference shares, par value	$ 0.001
Series A Preferred Stock [Member] | Visiox Pharmaceuticals, Inc. [Member] | 33 Stockholders [Member]
Class of Stock [Line Items]
Preference shares, shares issued	1,931,287
Preference shares, shares outstanding	1,931,287
Series B Preferred Stock [Member] | Visiox Pharmaceuticals, Inc. [Member] | 3 Stockholders [Member]
Class of Stock [Line Items]
Preference shares, shares issued	10,935,077
Preference shares, shares outstanding	10,935,077
Convertible Preferred Stock [Member] | Visiox Pharmaceuticals, Inc. [Member]
Class of Stock [Line Items]
Cumulative dividends percentage	8.00%